TAXATION (Tables)	12 Months Ended
Jun. 30, 2022
Income tax and minimum presumed income tax
Schedule of income tax and minimum presumed income tax recoverable and payable

	06/30/2022	06/30/2021	06/30/2020
Current assets
Income tax	1,647,398	990,881	112,220
	1,647,398	990,881	112,220
Non-current assets
Income tax	42,513	10,105	2,653
Minimum presumed income tax	1,899	2,484	3,376
	44,412	12,589	6,029

	06/30/2022	06/30/2021	06/30/2020
Liabilities
Income tax	7,538,764	7,452,891	1,556,715
	7,538,764	7,452,891	1,556,715

Schedule of net deferred tax

	06/30/2022	06/30/2021	06/30/2020
Beginning of the year deferred tax	(22,421,125)	(14,164,930)	(17,358,162)
Additions for business combination	—	(777,622)	—
Charge for the year	1,031,836	(4,257,912)	1,888,006
Charge to OCI	2,645,997	(1,388,022)	(1,133,228)
Conversion difference	(6,251,277)	(1,832,639)	2,438,454
Total net deferred tax	(24,994,569)	(22,421,125)	(14,164,930)

Schedule of deferred tax assets and liabilities

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2021	provision	liabilities	to OCI	difference	06/30/2022
Tax Loss-Carry Forward	3,226,305	(553,702)	—	—	10,558	2,683,161
Changes in fair value of financial assets or liabilities	89,574	2,917	—	—	20,538	113,029
Trade receivables	609,913	(670,808)	—	—	152,499	91,604
Allowances	—	—	654,260	—	—	654,260
Royalties	485,426	(83,220)	—	—	122,851	525,057
Others	1,552,370	659,511	—	—	288,337	2,500,218
Total deferred tax assets	5,963,588	(645,302)	654,260	—	594,783	6,567,329

			Transfer
			from
	Balance	Income tax	deferred tax	Charge to	Conversion	Balance
	06/30/2021	provision	assets	OCI	difference	06/30/2022
Intangible assets	(10,624,621)	(599,428)	—	—	(2,440,650)	(13,664,699)
Property, plant and equipment	(12,632,296)	(1,149,988)	—	2,645,997	(3,054,273)	(14,190,560)
Inflation tax adjustment	(2,682,172)	1,744,722	—	—	(670,462)	(1,607,912)
Allowances	(78,076)	687,155	(654,260)	—	45,181	—
Inventories	(1,821,524)	872,120	—	—	(588,906)	(1,538,310)
Biological assets	(229,296)	287,329	—	—	(58,033)	—
Goverment grants	(3,179)	1,768	—	—	(804)	(2,215)
Others financial assets	(276,800)	(55,050)	—	—	(70,540)	(402,390)
Right-of-use leased asset	(32,651)	(73,770)	—	—	(7,573)	(113,994)
Others	(4,098)	(37,720)	—	—	—	(41,818)
Total deferred tax liabilities	(28,384,713)	1,677,138	(654,260)	2,645,997	(6,846,060)	(31,561,898)

Net deferred tax	(22,421,125)	1,031,836	—	2,645,997	(6,251,277)	(24,994,569)

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2020	combination	provision	liabilities	to OCI	difference	06/30/2021
Tax Loss-Carry Forward	2,362,657	—	982,329	—	—	(118,681)	3,226,305
Changes in fair value of financial assets or liabilities	41,183	—	51,037	—	—	(2,646)	89,574
Trade receivables	1,068,054	—	138,438	—	—	(596,579)	609,913
Royalties	245,140	—	214,493	—	—	25,793	485,426
Right-of-use leased asset	5,424	—	(38,793)	32,651	—	718	—
Others	813,294	370,556	(427,433)	—	—	795,953	1,552,370
Total deferred tax assets	4,535,752	370,556	920,071	32,651	—	104,558	5,963,588

				Transfer
				from
		Additions	Income	deferred
	Balance	for business	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2020	combination	provision	assets	to OCI	difference	06/30/2021
Intangible assets	(6,839,112)	(882,434)	(2,188,663)	—	—	(714,412)	(10,624,621)
Property, plant and equipment	(9,365,882)	(537,922)	(357,614)	—	(1,388,022)	(982,856)	(12,632,296)
Borrowings	(7,930)	—	8,797	—	—	(867)	—
Inflation tax adjustment	(2,032,078)	73,755	(527,654)	—	—	(196,195)	(2,682,172)
Allowances	(209,490)	201,969	(46,622)	—	—	(23,933)	(78,076)
Inventories	(237,258)	(3,546)	(1,561,687)	—	—	(19,033)	(1,821,524)
Biological assets	—	—	(229,296)	—	—	—	(229,296)
Government grants	(3,939)	—	1,174	—	—	(414)	(3,179)
Others financial assets	—	—	(277,841)	—	—	1,041	(276,800)
Right-of-use leased asset	—	—	—	(32,651)	—	—	(32,651)
Others	(4,993)	—	1,423	—	—	(528)	(4,098)
Total deferred tax liabilities	(18,700,682)	(1,148,178)	(5,177,983)	(32,651)	(1,388,022)	(1,937,197)	(28,384,713)

Net deferred tax	(14,164,930)	(777,622)	(4,257,912)	—	(1,388,022)	(1,832,639)	(22,421,125)

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2019	provision	liabilities	to OCI	difference	06/30/2020
Tax Loss-Carry Forward	2,663,813	(133,346)	—	—	(167,810)	2,362,657
Changes in fair value of financial assets or liabilities	32,062	20,222	—	—	(11,101)	41,183
Trade receivables	374,425	764,707	—	—	(71,078)	1,068,054
Goverment grants	2,649	(6,216)	3,939	—	(372)	—
Royalties	—	245,140	—	—	—	245,140
Right-of-use leased asset	—	5,676	—	—	(252)	5,424
Others	670,760	263,407	—	—	(120,873)	813,294
Total deferred tax assets	3,743,709	1,159,590	3,939	—	(371,486)	4,535,752

			Transfer
			from
		Income	deferred
	Balance	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2019	provision	assets	to OCI	difference	06/30/2020
Intangible assets	(9,458,239)	1,469,311	—	—	1,149,816	(6,839,112)
Property, plant and equipment	(9,618,648)	45,028	—	(1,133,228)	1,340,966	(9,365,882)
Borrowings	(13,170)	3,548	—	—	1,692	(7,930)
Inflation tax adjustment	(1,706,092)	(589,811)	—	—	263,825	(2,032,078)
Allowances	(152,159)	(84,515)	—	—	27,184	(209,490)
Inventories	(153,563)	(110,152)	—	—	26,457	(237,258)
Goverment grants	—	—	(3,939)	—	—	(3,939)
Others	—	(4,993)	—	—	—	(4,993)
Total deferred tax liabilities	(21,101,871)	728,416	(3,939)	(1,133,228)	2,809,940	(18,700,682)

Net deferred tax	(17,358,162)	1,888,006	—	(1,133,228)	2,438,454	(14,164,930)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	06/30/2022	06/30/2021	06/30/2020
Earning before income tax-rate	14,063,630	10,530,548	6,443,338
Income tax expense by applying tax rate in force in the respective countries	(9,166,026)	(8,481,737)	(1,919,981)
Share of profit or loss of subsidiaries, joint ventures and associates	440,944	274,877	847,512
Stock options charge	(50,163)	(58,248)	(298,222)
Rate change adjustment	—	(1,780,962)	(144,660)
Non-deductible expenses	(303,518)	(365,350)	(84,128)
Untaxed gains	—	557,911	—
Representation expenses	—	—	(36,691)
Foreign investment coverage	510,487	390,170	551,968
Tax inflation adjustment	1,826,488	(2,182,988)	(1,174,964)
Result of inflation effect on monetary items and other finance results	(10,669,710)	(3,181,733)	(255,488)
Others	(561,036)	476,890	307,944
Income tax expenses	(17,972,534)	(14,351,170)	(2,206,710)

Schedule of principal statutory taxes rates

	Income tax rate
Tax jurisdiction	2022	2021	2020
Argentina	25% - 35%	30%	30%
Cayman Island	0%	0%	0%
Paraguay	10%	10%	10%
Uruguay	25%	25%	25%
France	25%	26.5%	28%
Brazil	34%	34%	34%
United States of America	21%	21%	21%

Schedule of income tax

	06/30/2022	06/30/2021	06/30/2020
Current tax expense	(19,004,370)	(10,093,258)	(4,094,716)
Deferred tax	1,031,836	(4,257,912)	1,888,006
Total	(17,972,534)	(14,351,170)	(2,206,710)

Schedule of carry forward tax losses

Fiscal year	Tax-Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2018	155,328	44,758	2023	Argentina
2019	126,138	31,535	2024	Argentina
2020	813,278	203,320	2025	Argentina
2020	223,999	47,040	2040	United States of America
2021	4,135,303	1,197,750	2026	Argentina
2021	511,839	107,486	2041	United States of America
2022	2,980,889	826,118	2027	Argentina
2022	1,072,159	225,154	2042	United States of America
Total	10,018,933	2,683,161

Argentina
Income tax and minimum presumed income tax
Schedule of carry forward tax losses

Fiscal year	Amount	Prescription
2014	362	2024
2015	767	2025
2016	770	2026
Total	1,899